RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

9.	RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances consisted of the following:

	As of
	June 30, 2025	December 31, 2024

Due to Porta Capital Limited (“Porta Capital”)	$1,349,077	$1,068,099
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,128,328	1,695,698
Due to Bru Haas Sdn Bhd (“Bru Haas”)	103,129	80,381
Due to/(from) Veo Edge Technology Limited	10,318	(6,055)
Due from Clicque Technology Snd Bhd (“Clicque”)	(170,683)	(162,361)
Due to directors	242,168	221,156
Due to Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,077,151	$3,311,732

Mr. Song is the director and major shareholder of the Company, and he is also the major shareholder of Porta Capital, Bru Haas (B), Bru Haas, Tila Network, and Porta Network. Amount due to these related companies are those trade and non-trade payables arising from transactions between the Company and the related companies, such as advances made by the related companies on behalf of the Company, and advances made by the Company on behalf of the related companies. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment.

The advances from Mr. Song are mainly for working capital purpose. The advances are unsecured, non-interest bearing and have no fixed terms of repayment.

		Six months ended June 30,
Nature of transactions with related parties		2025	2024

Research and development consulting fee to related parties:
- Porta Capital	(a)	$18,146	$17,931

Consultancy fee to related parties
- Clicque	(b)	$–	$34,934

Rent expense of Matchroom platform server to related parties:
- Porta Capital	(c)	$57,461	$56,781
- Bru Haas (B)	(d)	120,543	119,153
- Clicque	(d)	37	172
Total		$178,041	$176,106

Network Bandwidth expense to Bru Haas (B)	(e)	$108,489	$107,645

Director fee
- Ganesha		$6,858	$6,352

Both platform server rent expense and network bandwidth expense are recorded in the cost of revenue.

(a) The Company entered a consultancy service agreement with Porta Capital for a fixed period of 56 months commenced from May 1, 2017. The consultancy service fee is $3,000 per month and the agreement was renewed for another fixed period of 24 months on January 1, 2022.

(b) The Company entered two separate consultancy service agreements with Clicque for a fixed period of 36 months each commenced from June 1, 2021 and December 1, 2021. The consultancy service fees are RM 40,000 (equivalent to approximately $9,700) per month and RM 15,000 (equivalent to approximately $3,600) per month, respectively.

(c) The Company entered a platform server rental agreement with Porta Capital for a fixed period of 60 months commenced from March 1, 2021. The rent is $9,500 per month.

(d) The Company entered a platform server rental agreement with Bru Haas (B) for a fixed period of 60 months commenced from July 1, 2021. The rent is $20,000 per month. In additions, the Company entered a service agreement with Bru Haas (B) providing security operations center service for a fixed period of 12 months commenced from February 17, 2022. The service fee is $4,705 per month.

(e) The Company entered a network bandwidth rental agreement with Bru Haas (B) for a fixed period of 12 months commenced from January 1, 2022. The rent is $18,000 per month.

During the six  months ended June 30, 2025 and 2024, the Company utilized space on a rent-free basis in the office located at Unit 805, 8th Floor, Menara Mutiara Majestic, Jalan Othman, Petaling Jaya 46000, Selangor, Malaysia which is owned by Mr. Song. The fair market value of the rent is RM1,500 per month.

Mr. Song is the director and major shareholder of the Company, and he is also the major shareholder of Porta Capital, Bru Haas (B), Bru Haas, Tila Network, and Porta Network. Amount due to these related companies are those trade and non-trade   payables arising from transactions between the Company and the related companies, such as advances made by the related companies on behalf of the Company, and advances made by the Company on behalf of the related companies. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment.

The advances to Mr. Song are mainly for working capital purpose. The advances are unsecured, non-interest bearing and have no fixed terms of repayment.